Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Minimum Annual Rental	Minimum annual rentals on the operating facility for the fiscal years ending December 31 are as follows:
2013	$158,196
2014	158,196
2015	26,366
Total	$342,758